J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

January 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of
JPMorgan Diversified Return Europe Equity ETF and JPMorgan Diversified Return Europe Currency Hedged ETF (the “Funds”)
File No.811-22903 and 333-191837

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”) Post-Effective Amendment No. 47 (Amendment No. 49 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information for the Funds. This risk/return summary information was filed in Post-Effective Amendment No. 45 which was filed and effective on December 16, 2015. The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin